Other reserves - Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income/(loss) attributable to Shell plc shareholders		$ 10,675	$ 5,041	$ 7,792	$ 15,716	$ 14,540
Repurchases of shares					(4,931)	(7,038)
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			21,234		21,234	19,766
Other comprehensive income/(loss) attributable to Shell plc shareholders					(800)	6,159
Transfer from other comprehensive income					(36)	18
Repurchases of shares	[1]				12	17
Share-based compensation					(554)	(486)
Ending balance		19,856		25,473	19,856	25,473
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			37,298		37,298	37,298
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		37,298		37,298	37,298	37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			154		154	154
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		154		154	154	154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			303		303	270
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					12	17
Share-based compensation					0	0
Ending balance		316		287	316	287
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			1,359		1,359	1,417
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					(554)	(486)
Ending balance		805		930	805	930
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			$ (17,880)		(17,880)	(19,373)
Other comprehensive income/(loss) attributable to Shell plc shareholders					(800)	6,159
Transfer from other comprehensive income					(36)	18
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		$ (18,716)		$ (13,196)	$ (18,716)	$ (13,196)

[1]	The amount charged to retained earnings is based on prevailing exchange rates on payment date.